LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

15.          LEASES

Operating leases

The Group’s leases consist of various operating lease contracts for offices, kindergartens, play-and-learn centers and student care centers in different cities in the PRC and in Singapore. The Group determines if an arrangement is a lease at inception. The Group’s leases have remaining lease terms of up to seventeen years, none of them include options to extend or terminate the leases. Some lease agreements contain lease and non-lease components, which the Group chooses to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices included in the lease contracts. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As of December 31, 2020 and 2021, the Group had no leases that were classified as a financing lease. As of December 31, 2020 and 2021, the Group did not have additional operating leases that have not yet commenced but create significant rights and obligations for the Group.

Total operating lease expenses for the years ended December 31, 2020 and 2021 was $15,634 and $16,799, respectively, which was recorded in cost of revenues, and general and administrative expenses on the consolidated statements of operations.

The short term lease expenses for the years ended December 31, 2020 and 2021 was $1,219 and $1,234, respectively, which was recorded in cost of revenues, and general and administrative expenses on the consolidated statements of operations.

The Group recorded impairment loss for operating lease right-of-use assets of $54 and $nil for the years ended December 31, 2020 and 2021, respectively.

For the year ended December 31, 2021:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	17,896
Right-of-use assets obtained in exchange for new lease obligations:	4,964

As of December 31, 2021:
Weighted average remaining lease term	7.82	year
Weighted average discount rate	7.66%

15.          LEASES - continued

Operating leases - continued

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Years ending December 31,
2022	16,901
2023	17,822
2024	12,869
2025	11,140
2026	8,853
2027 and thereafter	37,811
Less: imputed interest	25,817
Total operating lease liabilities	79,579
Less: current operating lease liabilities	13,890
Non-current operating lease liabilities	65,689